T. ROWE PRICE Retirement I 2040 Fund - I Class
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 8 .1%
T. Rowe Price Funds:
New Income Fund  304,139 77,168 98,506 29,143,246 270,741
U.S. Treasury Long-Term Index
Fund  89,672 34,851 10,099 10,277,686 113,363
International Bond Fund (USD
Hedged)  101,488 27,170 26,367 10,068,635 97,364
Limited Duration Inflation
Focused Bond Fund  86,162 96,146 93,346 16,377,180 86,308
Dynamic Global Bond Fund  70,218 14,827 12,375 7,183,864 69,109
High Yield Fund  39,222 14,602 4,259 7,429,091 47,323
Emerging Markets Bond Fund  31,644 4,849 18,135 1,630,089 15,991
Total Bond Mutual Funds (Cost $ 730,712 ) 700,199
EQUITY MUTUAL FUNDS 90 .0%
T. Rowe Price Funds:
Value Fund  1,591,391 433,326 187,773 36,766,565 1,655,598
Growth Stock Fund (3) 1,400,052 340,308 165,932 14,628,310 1,315,963
Equity Index 500 Fund  719,188 223,267 128,520 7,060,864 813,623
International Value Equity Fund  605,984 166,182 54,485 43,655,752 660,512
Overseas Stock Fund  580,482 129,711 43,671 48,512,997 608,838
International Stock Fund  546,244 161,103 40,530 29,526,666 546,539
Mid-Cap Value Fund  324,115 69,392 41,771 9,606,557 326,047
Mid-Cap Growth Fund (3) 287,360 85,593 21,388 2,914,505 300,864
Emerging Markets Stock Fund  303,761 60,835 40,898 5,713,126 240,923
Emerging Markets Discovery
Stock Fund  115,146 160,650 10,852 16,357,685 230,643
Real Assets Fund  203,629 41,557 16,464 15,186,319 227,036
Small-Cap Value Fund  195,532 43,399 13,874 3,548,450 204,568
Small-Cap Stock Fund  209,613 40,478 13,810 3,255,233 203,745
New Horizons Fund (3) 163,345 39,388 10,913 2,271,937 144,972
U.S. Large-Cap Core Fund  109,336 55,255 9,175 4,360,394 143,457
U.S. Equity Research Fund  – 124,462 2,502 2,804,021 116,759
Total Equity Mutual Funds (Cost $ 6,809,884 ) 7,740,087
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  793 147,418 147,213 10,276 1,022
Total Other Mutual Funds (Cost $ 999 ) 1,022

T. ROWE PRICE Retirement I 2040 Fund - I Class

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (4) 82,613 513,469 430,042 166,040,186 166,040
Total Short-Term Investments (Cost $ 166,040 ) 166,040
Total Investments in Securities 100.0%
(Cost $7,707,635) $ 8,607,348
Other Assets Less Liabilities (0.0)% (2,255)
Net Assets 100.0% $ 8,605,093
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $930 and $22,782, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement I 2040 Fund - I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 127 MSCI EAFE Index contracts 3/22 13,715 $ (614)
Short, 126 Russell 2000 E-Mini Index contracts 3/22 (12,880) 928
Long, 44 S&P 500 E-Mini Index contracts 3/22 9,609 (347)
Net payments (receipts) of variation margin to date (293)
Variation margin receivable (payable) on open futures contracts $ (326)

T. ROWE PRICE Retirement I 2040 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 882 $ (3,561) $ 1,604
Emerging Markets Bond Fund  (670) (2,367) 998
Emerging Markets Discovery Stock Fund  6,923 (34,301) 4,203
Emerging Markets Stock Fund  21,445 (82,775) 5,181
Equity Index 500 Fund  27,039 (312) 8,590
Growth Stock Fund  180,759 (258,465) —
High Yield Fund  71 (2,242) 1,993
International Bond Fund (USD Hedged)  1,285 (4,927) 1,623
International Stock Fund  42,982 (120,278) 9,462
International Value Equity Fund  9,953 (57,169) 21,342
Limited Duration Inflation Focused Bond Fund  2,785 (2,654) 1,843
Mid-Cap Growth Fund  37,545 (50,701) —
Mid-Cap Value Fund  29,953 (25,689) 5,200
New Horizons Fund  30,269 (46,848) —
New Income Fund  3,221 (12,060) 4,249
Overseas Stock Fund  12,012 (57,684) 15,469
Real Assets Fund  4,005 (1,686) 5,870
Small-Cap Stock Fund  20,722 (32,536) 896
Small-Cap Value Fund  17,626 (20,489) 2,122
Transition Fund  1,037 24 43
U.S. Equity Research Fund  1,351 (5,201) 466
U.S. Large-Cap Core Fund  11,671 (11,959) 1,239
U.S. Treasury Long-Term Index Fund  (349) (1,061) 1,651
Value Fund  194,755 (181,346) 23,082
U.S. Treasury Money Fund, 0.14% — — 97
Affiliates not held at period end (303) 258 163
Totals $ 656,969 # $ (1,016,029) $ 117,386 +
# Capital gain distributions from mutual funds represented $495,884 of the net realized gain
(loss).
+ Investment income comprised $117,386 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2040 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2040 Fund - I Class  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Retirement I 2040 Fund - I Class

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets,

T. ROWE PRICE Retirement I 2040 Fund - I Class

cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
R417-054Q3 02/22